Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Maturity Analysis under Lease Agreements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis under Lease Agreements [Abstract]
2026	$ 152,320
2027	296,640	$ 10,000
2028	296,640
2029	66,640
2030 and after	23,130
Less: Present value discount	45,657	529
Lease liability	789,713	9,471	$ 8,525
Lease liability	$ 274,369	$ 9,471	$ 8,525